Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The Company has two reportable segments, the LNG segment and the NGL segment. The Company’s LNG segment consists of LNG carriers which generally operate under long-term, fixed-rate charters to international energy companies. The Company's NGL segment consists of LPG, Ethane and multi-gas carriers which generally operate under voyage charters or time-charters. The Company has renamed its LPG segment as the NGL segment in 2022, to more accurately describe the broader range of vessels operating within this segment following the acquisition of Evergas (see Note 20). As at December 31, 2022, the Company’s LNG segment consisted of 51 LNG carriers and LNG carrier newbuildings (including 24 LNG carriers included in joint ventures that are accounted for under the equity method) and one LNG receiving and regasification terminal in Bahrain. As at December 31, 2022, the Company's NGL segment consisted of 43 LPG, Ethane and multi-gas carriers and LPG newbuildings (including 21 LPG carriers and newbuildings included in a joint venture that is accounted for under the equity method). Segment results are evaluated based on income from vessel operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.
The following table presents voyage revenues and percentage of consolidated voyage revenues for the Company’s customers who accounted for 10% or more of the Company's consolidated voyage revenues during any of the years presented in these consolidated financial statements.

(U.S. Dollars in millions)	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Royal Dutch Shell Plc. (i) (ii)	$133.9 or 21%	$136.3 or 23%	$134.4 or 23%
Ras Laffan Liquefied Natural Gas Company Ltd. (i)	$73.8 or 12%	$69.9 or 12%	$71.5 or 12%
Naturgy Energy Group S.A. (i)	Less than 10%	$64.9 or 11%	$65.3 or 11%
Cheniere Marketing International (i)	Less than 10%	Less than 10%	$61.0 or 10%
(i)LNG segment.
(ii)Includes its subsidiaries Shell International Trading Middle East Ltd. and Shell Tankers (Singapore) Private Ltd.

The following tables include results for these segments for the years presented in these consolidated financial statements.

	Year Ended December 31, 2022
	LNG Segment $	NGL Segment $	Total $
Voyage revenues	575,433	49,047	624,480
Voyage expenses	(11,358)	(23,251)	(34,609)
Vessel operating expenses	(175,306)	(16,843)	(192,149)
Time-charter hire expenses	(9,396)	—	(9,396)
Depreciation and amortization	(121,719)	(6,740)	(128,459)
General and administrative expenses(i)	(24,214)	(1,256)	(25,470)
Write-down and gain on sale of vessels (note 19)	(52,004)	(2,393)	(54,397)
Restructuring charges (note 18)	(2,551)	(100)	(2,651)
Income (loss) from vessel operations	178,885	(1,536)	177,349

Equity income (note 7)	94,897	23,535	118,432
Investment in and advances to equity-accounted joint ventures, net	1,114,183	130,081	1,244,264
Expenditures for vessels and equipment, including advances on newbuilding contracts	(145,102)	(233)	(145,335)
Expenditures for dry docking	(18,870)	—	(18,870)

	Year Ended December 31, 2021
	LNG Segment $	NGL Segment $	Total $
Voyage revenues	550,496	47,335	597,831
Voyage expenses	(7,183)	(21,007)	(28,190)
Vessel operating expenses	(105,038)	(19,588)	(124,626)
Time-charter hire expenses	(23,487)	—	(23,487)
Depreciation and amortization	(123,786)	(7,024)	(130,810)
General and administrative expenses(i)	(37,668)	(3,372)	(41,040)
Restructuring charges (note 18)	(2,958)	(265)	(3,223)
Income (loss) from vessel operations	250,376	(3,921)	246,455

Equity income (note 7)	100,925	14,474	115,399
Investment in and advances to equity-accounted joint ventures, net	1,015,370	138,504	1,153,874
Expenditures for vessels and equipment	(44,011)	(1,161)	(45,172)
Expenditures for dry docking	(31,808)	(4,252)	(36,060)

	Year Ended December 31, 2020
	LNG Segment $	NGL Segment $	Total $
Voyage revenues	552,416	38,687	591,103
Voyage expenses	(3,009)	(14,385)	(17,394)
Vessel operating expenses	(98,572)	(17,824)	(116,396)
Time-charter hire expenses	(23,564)	—	(23,564)
Depreciation and amortization	(122,523)	(7,229)	(129,752)
General and administrative expenses(i)	(24,879)	(2,025)	(26,904)
Write-down of vessels (note 19)	—	(51,000)	(51,000)
Income (loss) from vessel operations	279,869	(53,776)	226,093

Equity income (loss) (note 7)	79,244	(7,011)	72,233
Expenditures for vessels and equipment	(12,382)	(1,093)	(13,475)
Expenditures for dry docking	(4,862)	(2,106)	(6,968)
(i)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources (Note 12a)).

A reconciliation of total segment assets presented in the Company's consolidated balance sheets is as follows:

	December 31, 2022 $	December 31, 2021 $
Total assets of the LNG segment	4,579,577	4,449,598
Total assets of the NGL segment	973,380	252,765
Unallocated:
Cash and cash equivalents	215,738	92,069
Advances to affiliates	—	4,153
Consolidated total assets	5,768,695	4,798,585